SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets and liabilities of the Company's consolidated VIEs

	December 31, 2013	December 31, 2014
	$	$
Cash and cash equivalents	640,394	59
Accounts receivable	799,713	—
Other receivables	3,872,947	—
Merchandise inventory	13,602,146	—
Property and equipment, net	2,193,980	—
Other non-current assets	629,865	—

Total Assets	21,739,045	59

Accounts payable	4,589,259	—
Advances from customers	1,076,283	—
Accrued expenses	393,313	—
Other current liabilities	1,489,649	—
Income taxes payable	33,545	—

Total Liabilities	7,582,049	—

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Schedule of classification of primary cost in each major expense category

Cost of Goods Sold	Selling, General and Administrative Expenses
•Cost of merchandise sold; •Merchandise inventory write-down and shortage; And •Customer shipping and handling costs.

•Payroll, bonus and benefit costs for retail and corporate associates;

•Occupancy costs for retail, distribution center and corporate facilities;

•Sample development costs

•Advertising and marketing costs;

•Legal, finance, information systems and other corporate overhead costs.